Unaudited condensed consolidated interim statement of changes in equity - GBP (£) £ in Millions		Total		Total equity shareholders’ funds		Called-up share capital	Share premium account	Other reserves		Own shares	Retained earnings		Non- controlling interests
Beginning balance (Previously stated) at Dec. 31, 2020		£ 5,166.4	[1]	£ 4,848.3	[1]	£ 129.6	£ 570.3	£ 196.0	[1]	£ (1,118.3)	£ 5,070.7	[1]	£ 318.1
Beginning balance (Restatement3) at Dec. 31, 2020	[1]	(116.3)		(116.3)				(4.8)			(111.5)
Beginning balance at Dec. 31, 2020		5,050.1	[1]	4,732.0	[1]	129.6	570.3	191.2	[1]	(1,118.3)	4,959.2	[1]	318.1
Share cancellations		(248.1)	[1]	(248.1)	[1]	(2.6)		2.6	[1]		(248.1)	[1]
Treasury share allocations										3.7	(3.7)	[1]
Profit for the period		287.3	[1]	252.7	[1]						252.7	[1]	34.6
Exchange adjustments on foreign currency net investments		(174.9)	[1]	(169.4)	[1]			(169.4)	[1]				(5.5)
Loss on net investment hedges	[1]	73.4		73.4				73.4
Cash flow hedges:
Fair value gain (loss) arising on hedging instruments	[1]	(31.4)		(31.4)				(31.4)
Less: gain (loss) reclassified to profit or loss	[1]	31.4		31.4				31.4
Share of other comprehensive income of associates undertakings		0.0
Movements on equity investments held at fair value through other comprehensive income	[1]	27.2		27.2							27.2
Other comprehensive income/(loss) relating to the period		(74.3)	[1]	(68.8)	[1]			(96.0)	[1]		27.2	[1]	(5.5)
Total comprehensive income relating to the period		213.0	[1]	183.9	[1]			(96.0)	[1]		279.9	[1]	29.1
Dividends paid		(74.5)	[1]										(74.5)
Non-cash share-based incentive plans (including share options)	[1]	43.9		43.9							43.9
Tax adjustment on share-based payments	[1]	(4.6)		(4.6)							(4.6)
Net movement in own shares held by ESOP Trusts		(49.5)	[1]	(49.5)	[1]					(0.2)	(49.3)	[1]
Recognition/derecognition of liabilities in respect of put options	[1]	(146.2)		(146.2)				(146.0)			(0.2)
Acquisition and disposal of subsidiaries	[2]	(97.8)	[1]	(136.5)	[1]						(136.5)	[1]	38.7
Ending balance at Jun. 30, 2021	[1]	4,686.3		4,374.9		127.0	570.3	(48.2)		(1,114.8)	4,840.6		311.4
Beginning balance at Dec. 31, 2021		4,069.0		3,616.4		122.4	574.7	(335.9)		(1,112.1)	4,367.3		452.6
Ordinary shares issued		1.1		1.1			1.1
Share cancellations		(637.3)		(637.3)		(6.2)		6.2			(637.3)
Profit for the period		301.1		257.9							257.9		43.2
Exchange adjustments on foreign currency net investments		459.7		439.8				439.8					19.9
Loss on net investment hedges		(129.9)		(129.9)				(129.9)
Cash flow hedges:
Fair value gain (loss) arising on hedging instruments		18.7		18.7				18.7
Less: gain (loss) reclassified to profit or loss		(18.7)		(18.7)				(18.7)
Share of other comprehensive income of associates undertakings		30.7		30.7				24.0			6.7
Movements on equity investments held at fair value through other comprehensive income		(5.2)		(5.2)							(5.2)
Other comprehensive income/(loss) relating to the period		355.3		335.4				333.9			1.5		19.9
Total comprehensive income relating to the period		656.4		593.3				333.9			259.4		63.1
Dividends paid		(37.2)											(37.2)
Non-cash share-based incentive plans (including share options)		67.3		67.3							67.3
Tax adjustment on share-based payments		(15.2)		(15.2)							(15.2)
Net movement in own shares held by ESOP Trusts		(43.2)		(43.2)						28.8	(72.0)
Recognition/derecognition of liabilities in respect of put options		10.8		10.8				58.1			(47.3)
Share purchases – close period commitments	[3]	211.7		211.7				211.7
Acquisition and disposal of subsidiaries	[2]	(13.0)		(13.0)							(13.0)		0.0
Ending balance at Jun. 30, 2022		£ 4,270.4		£ 3,791.9		£ 116.2	£ 575.8	£ 274.0		£ (1,083.3)	£ 3,909.2		£ 478.5

[1]	Figures have been restated as described in Note 2: Accounting Policies.
[2]	Acquisition and disposal of subsidiaries represents movements in retained earnings and non-controlling interests arising from changes in ownership of existing subsidiaries and recognition of non-controlling interests on new acquisitions.
[3]	During 2021, the Company entered into an arrangement with a third party to conduct share buy-backs on its behalf in the close period commencing on 16 December 2021 and ending on 18 February 2022, in accordance with UK listing rules. The commitment resulting from this agreement constituted a liability at 31 December 2021 and was recognised as a movement in other reserves in the year ended 31 December 2021. As the close period ended on 18 February 2022 the movement in other reserves has been reversed in the period ended 30 June 2022.